INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) [Line Items]
Useful lives, description	The estimate of the new useful life is 5 years, equivalent to the period necessary to complete the change of image.
Cumulative amortization	$ 54,358	$ 51,162	$ 169,800
Projections of cash flows after tax period	5 years
Computer Programs [Member] | Accumulated depreciation and amortisation [member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) [Line Items]
Cumulative amortization	$ 414,614	$ 366,053